Consolidated Statements of Changes in Equity (Deficit) Statement - USD ($) $ in Thousands	Total	Ordinary shares	Share premium	Other capital reserves	Accumulated deficit	Cumulative translation adjustments	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2019		95,587,146
Beginning balance at Dec. 31, 2019	$ (29,227)	$ 2,403	$ 233,720	$ 43,656	$ (308,775)	$ (319)	$ 88
Loss for the year	(54,516)				(54,516)
Re-measurement gains (losses) on defined benefit plans | Previously stated	53						53
Re-measurement gains (losses) on defined benefit plans | Effect of application of the IFRS IC decision on IAS 19	26						26
Re-measurement gains (losses) on defined benefit plans	79
Foreign currency translation	100					100
Net gain (loss) on cash flow hedge	31						31
Total comprehensive loss	(54,306)				(54,516)	100	110
Issue of shares in connection with the exercise of options and warrants (in shares)		1,692,968
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	32	$ 39	(7)
Issue of shares and warrants	28,750
Convertible note amendments (Note 14.1)				(5,266)
Deferred tax effect of debt instruments with equity components (Notes 5 and 19)	809			809
Share-based payments	2,985			2,985
Issue of shares in connection with the ATM program (in shares)		970,584
Conversion of convertible debts (Note 14.1)	(1,613)	$ 21	(1,592)
Conversion of loans (in shares)		1,715,476
Increase (Decrease) Through Conversion Of Loans, Equity	2,246	$ 37	(2,209)
Conversion of convertible debt (in shares)		10,119,844
Increase (decrease) through conversion of convertible instruments, equity	$ 16,886	$ 245	(12,107)	4,534
Increase (decrease) through other changes, equity				(41)
Ending balance (in shares) at Dec. 31, 2020	133,934,090	133,934,090
Ending balance at Dec. 31, 2020	$ (36,806)	$ 3,269	276,560	46,677	(363,291)	(219)	198
Loss for the year	(20,263)				(20,263)
Re-measurement gains (losses) on defined benefit plans | Previously stated	(33)						(33)
Re-measurement gains (losses) on defined benefit plans	(33)
Foreign currency translation	157					157
Net gain (loss) on cash flow hedge	(129)						(129)
Total comprehensive loss	(20,268)				(20,263)	157	(162)
Issue of shares in connection with the exercise of options and warrants (in shares)		2,985,200
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	138	$ 70	68
Issue of shares and warrants (in shares)		7,272,724
Issue of shares and warrants	10,000	$ 173	9,827
Transaction costs	(177)		(177)
Deferred tax effect of debt instruments with equity components (Notes 5 and 19)	0
Share-based payments	5,135			5,135
Conversion of convertible debt (in shares)		7,227,308
Increase (decrease) through conversion of convertible instruments, equity	$ 17,672	$ 175	12,111	5,386
Ending balance (in shares) at Dec. 31, 2021	151,419,322	151,419,322
Ending balance at Dec. 31, 2021	$ (24,306)	$ 3,687	298,389	57,198	(383,554)	(62)	36
Loss for the year	(9,008)				(9,008)
Re-measurement gains (losses) on defined benefit plans	71						71
Foreign currency translation	(638)					(638)
Net gain (loss) on cash flow hedge	202						202
Total comprehensive loss	(9,373)				(9,008)	(638)	273
Issue of shares in connection with the exercise of options and warrants (in shares)		3,441,468
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	0	$ 48	(48)
Transaction costs	(2,170)		(2,170)
Increase (decrease) through change in nominal value	0	$ (2,283)	2,283
Reduction of issued capital	0		(327,463)		327,463
Increase (decrease) through exercise of warrants, equity	195			195
Deferred tax effect of debt instruments with equity components (Notes 5 and 19)	0
Share-based payments	$ 5,477			5,477
Ending balance (in shares) at Dec. 31, 2022	193,426,478	193,426,478
Ending balance at Dec. 31, 2022	$ 2,104	$ 2,306	$ 2,418	$ 62,870	$ (65,099)	$ (700)	$ 309